UNSECURED BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2020
UNSECURED BORROWINGS [Abstract]
Borrowings
	Balance as of
	December 31, 2020	December 31, 2019
	(Dollars in thousands)
Outstanding principal balance:
2021 Notes	$—	$325,000
2024 Notes	300,000	300,000
Total outstanding principal balance	300,000	625,000
Unamortized debt discounts and loan costs	(3,124)	(5,593)
Unsecured borrowings, net	$296,876	$619,407

Unsecured Debt Redemption Prices
The 2024 Notes have a maturity date of October 15, 2024. On and after October 15, 2020, the Company may redeem the 2024 Notes, in whole or in part, at the redemption prices listed below, plus accrued and unpaid interest to the redemption date.

If redeemed during the 12-month period commencing on October 15 of the years set forth below:	Redemption Price
2020	102.625%
2021	101.313%
2022 and thereafter	100.000%